Share capital and share-based payments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of changes in RSU's issued
	December 31,	December 31,
	2018	2017
Outstanding, beginning of period	1,316,314	1,771,877
Granted	679,627	1,126,254
Exercised	(614,572)	(739,471)
Forfeited	(1,284)	(842,346)
Outstanding, end of period	1,380,085	1,316,314